SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

19.SHARE-BASED COMPENSATION

The Company has an equity incentive plan (the “Incentive Plan”) under which the Company may issue various types of equity instruments or instruments that track to equity, more particularly the Company’s Subordinate Voting Shares, to any employee, officers, consultants or directors. The types of equity instruments issuable under the Incentive Plan encompass, among other things, stock options, unrestricted stock bonus, stock appreciation rights, and restricted stock units (together, “Awards”). Share-based compensation expenses are recorded as a component of general and administrative costs. Compensation issuable under the Incentive Plan is governed by the policies and procedures promulgated by the Company’s Compensation, Nominating, and Governance Committee as adopted by the Board of Directors. The maximum number of Awards that may be issued under the Incentive Plan is 15% of the outstanding capitalization of the Company, including the Exchangeable Shares, as calculated using the treasury method. If an Award expires, becomes un-exercisable, or is cancelled, forfeited or otherwise terminated without having been exercised or settled in full, as the case may be, the shares allocable to the unexercised portion of the Award shall again become available for future grant or sale under the Incentive Plan (unless the Incentive Plan has terminated by its terms). Shares that have been issued under the Incentive Plan will result in additional capacity in the Incentive Plan. Granting and vesting of Awards will be determined by the Compensation Committee or the Board of Directors as applicable. The exercise price for options (if applicable) will generally not be less than the fair market value of the Award at the time of grant and will generally expire after 5 years.

Stock Options

Immediately prior to the close of the Business Combination, GH Group had 31,403,186 outstanding vested options with a blended average exercise price of $0.23 and 29,294,324 outstanding unvested options with a blended average exercise price of $0.26. Incident to the close, 5,392,564 options were exercised resulting in the issuance of 479,195 Subordinate Voting Shares.

Of the remaining options, the vested GH Group non-qualified stock options (“NQSOs”) were paid the net-value of their outstanding options at close by reserving 1,433,793 Subordinate Voting Shares to be issued on or before June 29, 2024. As these shares have not been issued and are payable on or before June 29, 2024, the Company reclassified $2,756,830 from equity to shares payable. Unvested NQSOs were exchanged RSUs of the Company on substantially similar terms to the NQSO grants equal to the net-value of such options at close using a share price of $10 and a GH Group Class A Common share value of $0.97 prior to close. As a result, the Company issued 1,076,499 RSU’s.

19.SHARE-BASED COMPENSATION (Continued)

Vested and unvested GH Group incentive stock options (“ISOs”) were exchanged for Company incentive stock options using an exchange ratio of 10.27078 to 1. This resulted in the exchange of 21,065,367 ISO’s for 2,051,000 Company incentive stock options.

A reconciliation of the beginning and ending balance of stock options outstanding is as follows:

		Weighted-
	Number of Stock	Average Exercise
	Options	Price
Balance as of December 31, 2019	50,575,080	$0.22
Granted	4,696,786	$0.30
Forfeited	(6,868,242)	$0.22
Balance as of December 31, 2020	48,403,624	$0.23
Granted Prior to Business Combination	12,182,545	$0.30
Forfeited Prior to Business Combination	(296,350)	$0.24
Exercised Prior to Business Combination	(4,921,707)	$0.26
Exchanged for Subordinate Shares At Business Combination	(19,320,935)	$0.26
Converted to RSU's At Business Combination	(14,886,359)	$0.26
Effect on Conversion related to the Business Combination	(19,108,791)	$0.28
Granted After Business Combination	108,695	$4.60
Forfeited After Business Combination	(72,938)	$2.36
Balance as of December 31, 2021	2,087,784	$2.78

The following table summarizes the stock options that remain outstanding as of December 31, 2021:

	Exercise		Stock Options
Security Issuable	Price	Expiration Date	Outstanding
Subordinate Voting Shares	$2.26	October 2024	976,465
Subordinate Voting Shares	$3.08	April 2025	161,226
Subordinate Voting Shares	$3.08	January 2026	841,398
Subordinate Voting Shares	$4.60	October 2026	108,695
			2,087,784

As of December 31, 2021 and 2020, options vested and exercisable was 1,000,717 and 20,880,755, respectively. For the years ended December 31, 2021 and 2020, the fair value of stock options granted with a fixed exercise price was determined using the Black-Scholes option-pricing model with the following assumptions at the time of grant:

	2021	2020
Weighted-Average Risk-Free Annual Interest Rate	0.29%	0.31%
Weighted-Average Expected Annual Dividend Yield	0.0%	0.0%
Weighted-Average Expected Stock Price Volatility	84.6%	85.3%
Weighted-Average Expected Life in Years	4.00	4.00
Weighted-Average Estimated Forfeiture Rate	0.0%	0.0%

Stock price volatility was estimated by using the average historical volatility of comparable companies from a representative peer group of publicly-traded cannabis companies. The expected life represents the period of time that stock options granted are expected to be outstanding. The risk-free rate was based on United States Treasury zero coupon bond with a remaining term equal to the expected life of the options.

During the years ended December 31, 2021 and 2020, the weighted-average fair value of stock options granted was $0.34 and $0.18, respectively, per option. As of December 31, 2021 and 2020, stock options outstanding have a weighted-average remaining contractual life of 3.4 years and 8.8 years, respectively.

19.SHARE-BASED COMPENSATION (Continued)

For the year ended December 31, 2021 and 2020, the Company recognized $4,442,223 and $2,547,792, respectively, in share-based compensation expense related to these stock options.

Restricted Stock Units

As previously noted, 1,076,499 RSU’s were issued for the exchange of 14,886,359 GH Group stock options held immediately prior to the Business Combination. An additional grant of 2,591,584 RSU’s were made to certain members of the Company’s management team which vests over three years and are subject to accelerated vesting if certain performance metrics are achieved.

A reconciliation of the beginning and ending balance of restricted stock units outstanding is as follows:

Number of
Restricted
Stock
Balance as of December 31, 2019 and 2020	—
Granted	2,591,584
Exchanged and Converted from Options	1,076,499
Forfeited	(437,135)
Balance as of December 31, 2021	3,230,948

During the years ended December 31, 2021 and 2020, the Company recognized $4,042,690 and nil, respectively, in stock-based compensation related to RSU’s. The Company recognizes the exchanged and converted from options as stock-based compensation related to RSU’s.

Stock Appreciation Right Units

During the year ended December 31, 2021, GH Group issued 230,752 stock appreciation rights (“SARs units”) to various employees of the Company. The SARs units vest 33% one year after the grant date and the remaining 67% vest monthly over two years. Vested and exercised SAR units will receive cash in the amount of the SARs units exercised multiplied by the excess of the fair market value of an Equity Share over the stated strike price of the SAR unit. As the SARs units are cash-settled, the Company recognizes the value of the SAR units as liabilities which are included in accounts payable and accrued liabilities in the Consolidated Balance Sheets. As of December 31, 2021, the Company recorded a liability of $35,442.

A reconciliation of the beginning and ending balance of SARs units outstanding is as follows:

Number of
Stock
Appreciation
Rights Units
Balance as of December 31, 2019 and 2020	—
Granted	230,752
Forfeited	(71,016)
Balance as of December 31, 2021	159,736

During the years ended December 31, 2021 and 2020, the Company recognized approximately $35,442 and nil, respectively, in expense related to the SARs units.

19.SHARE-BASED COMPENSATION (Continued)

Warrants

A reconciliation of the beginning and ending balance of warrants outstanding is as follows:

		Weighted-
	Number of	Average Exercise
	Warrants	Price
Balance as of December 31, 2019 and 2020	1,968,300	$0.16
Exercised	(1,968,300)	$0.16
Assumed from the Business Combination	28,489,500	$11.50
Granted	6,928,578	$10.43
Balance as of December 31, 2021	35,418,078	$11.35

The following table summarizes the warrants that remain outstanding as of December 31, 2021:

			Warrants	Warrants
Security Issuable	Exercise Price	Expiration Date	Outstanding	Exercisable
Subordinate Voting Shares	$11.50	June 2026	28,489,500	28,489,500
Subordinate Voting Shares	$10.00	June 2024	4,928,578	4,928,578
Subordinate Voting Shares	$11.50	June 2026	2,000,000	2,000,000
			35,418,078	35,418,078

For the year ended December 31, 2020, the fair value of warrants granted with a fixed exercise price and fair valued using level 3 inputs was determined using the Black-Scholes option-pricing model with the following assumptions at the time of grant:

2020
Weighted-Average Risk-Free Annual Interest Rate	0.31%
Weighted-Average Expected Annual Dividend Yield	0.0%
Weighted-Average Expected Stock Price Volatility	85.3%
Weighted-Average Expected Life in Years	3.00
Weighted-Average Estimated Forfeiture Rate	0.0%

There were no warrants issued in during the year ended December 31, 2021 that required fair valuing using level 3 inputs.

Stock price volatility was estimated by using the average historical volatility of comparable companies from a representative peer group of publicly-traded cannabis companies. The expected life represents the period of time that stock options granted are expected to be outstanding. The risk-free rate was based on United States Treasury zero coupon bond with a remaining term equal to the expected life of the options.

During the years ended December 31, 2021 and 2020, the weighted-average fair value of warrants granted was $1.64 and $0.22, respectively, per warrant. As of December 31, 2021 and 2020, warrants outstanding have a weighted-average remaining contractual life of 4.2 years and 2.6 years, respectively.